Related Party Transactions (Details) - USD ($) $ in Thousands	1 Months Ended
	Feb. 28, 2016	Apr. 30, 2015	Aug. 31, 2014	Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Other short-term liabilities				$ 34,123	$ 34,123
Matching loan due from a related party				33,665	$ 34,123
Sohu [Member] | Fox Financial Technology Group Limited [Member]
Related Party Transaction [Line Items]
Investment amount in period	$ 10,500	$ 16,100	$ 4,800
Sohu [Member] | Changyou [Member] | Fox Financial Technology Group Limited [Member] | Prepaid Expenses and Other Current Assets [Member]
Related Party Transaction [Line Items]
Matching loan due from a related party				33,700
Sohu [Member] | Changyou [Member] | Fox Financial Technology Group Limited [Member] | Other Current Liabilities [Member]
Related Party Transaction [Line Items]
Other short-term liabilities				$ 34,100